Balance Sheet	Sep. 30, 2020 USD ($)
Current Assets
Cash	$ 1,587,093
Prepaid expenses and other current assets	248,274
Receivable from related party	111
Total current assets	1,835,478
Cash and marketable securities held in Trust Account	202,037,099
Interest receivable on cash and marketable securities held in the Trust Account	1,661
Other non-current assets	72,459
TOTAL ASSETS	203,946,697
Current liabilities
Accounts payable	119,462
Payable to related parties	9,376
Accrued liabilities	36,126
Other current liabilities	11,566
Total current liabilities	176,530
Deferred underwriting fee payable	8,000,000
Total liabilities	8,176,530
Commitments and contingencies (Note 5)
Common stock subject to possible redemption, 18,888,135 shares, at a redemption value of $10.10 per share	190,770,164
Stockholders' equity
Preferred stock, par value of $0.0001 per share; 1,000,000 shares authorized; none issued or outstanding
Common stock, par value of $0.0001 per share; 100,000,000 shares authorized; 7,005,344 shares issued and outstanding (excluding 18,888,135 shares subject to possible redemption)	701
Additional paid-in capital	5,456,018
Accumulated deficit	(456,716)
Total stockholders' equity	5,000,003
TOTAL LIABILITIES, REDEEMABLE COMMON STOCK AND STOCKHOLDERS' EQUITY	$ 203,946,697